SUPPLEMENTAL FINANCIAL INFORMATION (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	$ 2,970	$ (6,234)
Gains (losses) on: Foreign exchange
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	2	(1)
Gains (losses) on: Disposal of property, plant and equipment
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(37)	(135)
Gains (losses) on: Investment fair value through profit (loss)
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(1,085)	(5,411)
Deconsolidation of investment in associate
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	5,267	0
Reclamation obligation adjustments
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(845)	(369)
Debt obligation adjustments
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	26	0
Gains (losses) on: Other
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	$ (358)	$ (318)